Leases (Details) - Schedule of supplemental balance sheet information related to operating lease - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of supplemental balance sheet information related to operating lease [Abstract]
Right-of-use assets	$ 1,426	$ 1,689
Operating lease liabilities - current	349	385
Operating lease liabilities - non-current	1,116	1,386
Total operating lease liabilities	$ 1,465	$ 1,771